Franklin Gold and Precious Metals Fund
Statement of Investments, October 31, 2019 (unaudited)
Franklin Gold and Precious Metals Fund
		Country	Shares/Rights/ Warrants	Value
	Common Stocks and Other Equity Interests 98.0%
	Copper 0.5%
[a]	Imperial Metals Corp.	Canada	1,950,300	$2,696,199
	Sandfire Resources NL	Australia	370,309	1,483,348
				4,179,547
	Diversified Metals & Mining 3.8%
[a,b,c]	Adventus Mining Corp.	Canada	1,500,000	1,138,651
[a]	Adventus Mining Corp.	Canada	3,500,000	2,764,907
[a,d]	Bluestone Resources Inc., 144A	Canada	2,500,000	2,126,852
[a,b]	Bluestone Resources Inc., wts., 3/19/21	Canada	550,000	21,553
[a,e]	Geopacific Resources Ltd.	Australia	233,195,672	3,858,642
[a,d]	INV Metals Inc., 144A	Canada	6,565,000	2,044,550
[a,d]	Ivanhoe Mines Ltd., 144A	Canada	5,735,000	14,244,930
[a]	Ivanhoe Mines Ltd., A	Canada	441,800	1,097,369
[a,b,e]	Nautilus Minerals Inc.	Canada	9,222,015	—
[a,b,c,e]	Nautilus Minerals Inc., 144A	Canada	28,535,816	—
[a]	Orla Mining Ltd.	Canada	4,770,713	6,051,721
[a,b]	Orla Mining Ltd., wts., 2/15/21	Canada	460,000	68,347
[a]	Pantoro Ltd.	Australia	15,400,000	1,751,892
				35,169,414
	Gold 81.7%
	Agnico Eagle Mines Ltd. (CAD Traded)	Canada	317,797	19,540,955
	Agnico Eagle Mines Ltd. (USD Traded)	Canada	150,000	9,220,500
[a]	Alacer Gold Corp.	United States	4,572,500	22,645,424
[a,d]	Alacer Gold Corp., 144A	United States	1,500,000	7,428,789
	Alamos Gold Inc., A (CAD Traded)	Canada	4,038,316	21,993,715
	Alamos Gold Inc., A (USD Traded)	Canada	2,354,500	12,808,480
	AngloGold Ashanti Ltd., ADR	South Africa	2,349,823	51,884,092
[a]	Asanko Gold Inc.	Canada	10,803,375	9,683,238
[a]	Ascot Resources Ltd.	Canada	7,500,000	3,190,277
[a,b,c]	Ascot Resources Ltd., wts., 5/21/20	Canada	5,000,000	115,245
[a]	B2Gold Corp.	Canada	17,018,694	59,853,060
	Barrick Gold Corp.	Canada	3,089,383	53,631,689
[a]	Belo Sun Mining Corp.	Canada	3,500,000	1,302,697
[a,d]	Belo Sun Mining Corp., 144A	Canada	3,800,000	1,414,356
	Centamin PLC	Egypt	15,015,200	22,573,398
[a]	Centerra Gold Inc.	Canada	590,700	5,038,785
[a,d]	Centerra Gold Inc., 144A	Canada	2,893,400	24,681,262
[e]	Chalice Gold Mines Ltd.	Australia	31,072,008	3,963,180
[a]	Continental Gold Inc.	Canada	5,961,230	19,017,976
[a,d]	Continental Gold Inc., 144A	Canada	1,000,000	3,190,277
[a]	Corvus Gold Inc.	Canada	2,000,000	2,962,400
[a]	Dacian Gold Ltd.	Australia	6,645,412	6,689,252
[a]	Detour Gold Corp.	Canada	1,046,300	17,381,376
[a]	Eldorado Gold Corp.	Canada	2,953,724	24,881,731
[a]	Endeavour Mining Corp.	Canada	1,160,000	21,014,812
[a,b]	Gascoyne Resources Ltd.	Australia	23,023,100	309,529
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
Franklin Gold and Precious Metals Fund (continued)
		Country	Shares/Rights/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Gold (continued)
[a]	Gold Standard Ventures Corp	Canada	1,870,000	$1,420,433
[a]	Golden Star Resources Ltd.	United States	4,129,533	14,040,412
[a]	Great Panther Mining Ltd.	Canada	9,171,889	5,068,386
[a,e]	Guyana Goldfields Inc.	Canada	9,655,100	3,886,975
[a,d,e]	Guyana Goldfields Inc., 144A	Canada	6,220,000	2,504,064
[a]	IAMGOLD Corp.	Canada	4,250,500	15,896,870
[a,b,c]	Liberty Gold Corp.	Canada	9,090,000	5,729,704
[a,e]	Lion One Metals Ltd.	Canada	4,500,000	3,178,883
[a,d,e]	Lion One Metals Ltd., 144A	Canada	2,935,000	2,073,338
[a]	Lydian International Ltd.	Canada	6,375,000	363,179
[a,d]	Lydian International Ltd., 144A	Canada	25,250,000	1,438,473
[a]	Midas Gold Corp.	Canada	4,020,900	1,588,202
[a,d]	Midas Gold Corp., 144A	Canada	4,030,000	1,591,796
	Newcrest Mining Ltd.	Australia	2,061,439	44,485,411
	Newmont Goldcorp Corp.	United States	907,614	36,059,504
	OceanaGold Corp.	Australia	9,088,488	21,815,133
	Osisko Gold Royalties Ltd.	Canada	275,000	2,707,178
[a,e]	Perseus Mining Ltd.	Australia	68,459,901	40,355,725
[a]	Pretium Resources Inc.	Canada	2,019,000	20,351,029
[a,e]	Red 5 Ltd.	Australia	117,268,146	22,233,894
[a,e]	RTG Mining Inc.	Australia	1,769,918	87,387
[a,d,e]	RTG Mining Inc., 144A	Australia	2,397,790	118,387
[a,e]	RTG Mining Inc., IDR	Australia	41,087,582	2,110,424
[a,b,c,e]	Rubicon Minerals Corp.	Canada	1,330,000	835,219
[a,e]	Rubicon Minerals Corp.	Canada	6,038,900	4,265,991
[a]	SEMAFO Inc.	Canada	3,309,200	10,682,947
[d,f]	Shandong Gold Mining Co. Ltd., 144A, Reg S	China	2,500,000	5,882,503
[a]	SolGold PLC	Australia	14,650,000	4,117,357
[a]	St. Augustine Gold and Copper Ltd.	Philippines	8,136,836	92,710
[a,d]	St. Augustine Gold and Copper Ltd., 144A, (CAD Traded)	Philippines	16,383,333	186,669
[a,d]	St. Augustine Gold and Copper Ltd., 144A, (USD Traded)	Philippines	10,000,000	113,939
	St. Barbara Ltd.	Australia	9,508,021	18,289,301
[a]	Teranga Gold Corp.	Canada	1,257,751	5,092,148
[a]	TMAC Resources Inc.	Canada	510,000	1,576,681
[a]	Torex Gold Resources Inc.	Canada	372,000	5,445,074
[a,d]	Torex Gold Resources Inc., 144A	Canada	1,450,000	21,224,079
[a]	West African Resources Ltd.	Australia	9,450,000	2,997,039
				756,322,939
	Precious Metals & Minerals 9.6%
	Anglo American Platinum Ltd.	South Africa	287,656	21,461,273
[a]	Eastern Platinum Ltd.	Canada	2,592,102	541,457
	Fresnillo PLC	United Kingdom	1,120,000	10,301,419
[a]	Impala Platinum Holdings Ltd.	South Africa	3,065,000	21,058,777
[a]	Impala Platinum Holdings Ltd., ADR	South Africa	1,506,100	10,316,785
[a]	Northam Platinum Ltd.	South Africa	1,259,019	8,496,276
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Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
Franklin Gold and Precious Metals Fund (continued)
		Country	Shares/Rights/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Precious Metals & Minerals (continued)
[a,e]	Platinum Group Metals Ltd. (CAD Traded)	South Africa	2,252,787	$3,388,164
[a,e]	Platinum Group Metals Ltd. (USD Traded)	South Africa	4,610,015	6,915,022
[a,d,e]	Platinum Group Metals Ltd., 144A	South Africa	134,388	202,118
[a,e]	Platinum Group Metals Ltd., wts., 11/15/19	South Africa	7,593,795	37,969
[a]	Royal Bafokeng Platinum Ltd.	South Africa	2,193,527	6,384,003
				89,103,263
	Silver 2.4%
	Hochschild Mining PLC	Peru	3,268,520	8,476,878
[a]	MAG Silver Corp.	Canada	612,000	6,043,297
[a,d]	MAG Silver Corp., 144A	Canada	240,000	2,369,920
	Pan American Silver Corp.	Canada	305,021	5,182,924
[a,b]	Pan American Silver Corp., rts., 2/20/49	Canada	1,850,600	623,951
				22,696,970
	Total Common Stocks and Other Equity Interests (Cost $884,986,385)			907,472,133
			Principal Amount*
	Convertible Bonds (Cost $3,000,000) 0.2%
	Precious Metals & Minerals 0.2%
[e]	Platinum Group Metals Ltd., cvt., 6.875%, 7/01/22	South Africa	$3,000,000	2,287,500
	Total Investments before Short Term Investments (Cost $887,986,385)			909,759,633
			Shares
	Short Term Investments (Cost $16,381,604) 1.8%
	Money Market Funds 1.8%
[g,h]	Institutional Fiduciary Trust Money Market Portfolio, 1.56%	United States	16,381,604	16,381,604
	Total Investments (Cost $904,367,989) 100.0%			926,141,237
	Other Assets, less Liabilities (0.0)%†			(199,871)
	Net Assets 100.0%			$925,941,366
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Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
Franklin Gold and Precious Metals Fund (continued)
See Abbreviations on page 9.
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
[c]See Note 4 regarding restricted securities.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At October 31, 2019, the aggregate value of these securities was $92,836,302, representing 10.0% of net assets.
[e]See Note 5 regarding holdings of 5% voting securities.
[f]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2019, the value of this security was $5,882,503, representing 0.6% of net assets.
[g]See Note 6 regarding investments in affiliated management investment companies.
[h]The rate shown is the annualized seven-day effective yield at period end.
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Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time.
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Franklin Gold And Precious Metals Fund
Notes to Statements of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION (continued)
In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
4.  RESTRICTED SECURITIES
At October 31, 2019, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 Act were as follows:
Shares/Warrants		Issuer	Acquisition Date	Cost	Value
1,500,000	[a]	Adventus Mining Corp.	7/17/19	$1,148,325	$1,138,651
5,000,000	[b]	Ascot Resources Ltd., wts., 5/21/20	5/22/19	170,134	115,245
9,090,000		Liberty Gold Corp.	9/06/19	3,783,774	5,729,704
28,535,816	[c]	Nautilus Minerals Inc., 144A	2/08/07 - 4/05/16	10,752,996	—
1,330,000	[d]	Rubicon Minerals Corp.	9/20/19	1,002,034	835,219
		Total Restricted Securities (Value is 0.8% of Net Assets)		$16,857,263	$7,818,819

aThe Fund also invests in unrestricted securities of the issuer, valued at $2,764,907 as of October 31, 2019.
bThe Fund also invests in unrestricted securities of the issuer, valued at $3,190,277 as of October 31, 2019.
cThe Fund also invests in unrestricted securities of the issuer, determined to have no value as of October 31, 2019.
dThe Fund also invests in unrestricted securities of the issuer, valued at $4,265,991 as of October 31, 2019.
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Franklin Gold And Precious Metals Fund
Notes to Statements of Investments (unaudited)
5.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended October 31, 2019, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares/ Warrants/ Principal Amount* Held at End of Period	Investment Income
Non-Controlled Affiliates
								Dividends
Chalice Gold Mines Ltd.	$3,504,992	$ —	$ —	$ —	$458,188	$3,963,180	31,072,008	$ —
Geopacific Resources Ltd.	1,917,956	1,166,529[a]	—	—	774,157	3,858,642	233,195,672	—
Guyana Goldfields Inc.	7,387,545	713,255	—	—	(4,213,825)	3,886,975	9,655,100	—
Guyana Goldfields Inc., 144A	5,278,575	—	—	—	(2,774,511)	2,504,064	6,220,000	—
INV Metals Inc., 144A	1,790,794	—	—	—	—[b]	—[b]	—[b]	—
Lion One Metals Ltd.	2,591,400	—	—	—	587,483	3,178,883	4,500,000	—
Lion One Metals Ltd., 144A	1,690,169	—	—	—	383,169	2,073,338	2,935,000	—
Lydian International Ltd	483,046	—	—	—	—[b]	—[b]	—[b]	—
Lydian International Ltd., 144A	2,395,189	—	(619,781)	(550,931)	—[b]	—[b]	—[b]	—
Nautilus Minerals Inc.	—	—	—	—	—	—	9,222,015	—
Nautilus Minerals Inc., 144A	—	—	—	—	—	—	28,535,816	—
Perseus Mining Ltd.	33,001,379	—	(879,808)	318,657	7,915,497	40,355,725	68,459,901	—
Platinum Group Metals Ltd. (CAD Traded)	3,174,983	—	—	—	213,181	3,388,164	2,252,787	—
Platinum Group Metals Ltd. (USD Traded)	2,270,121	3,750,000	—	—	894,901	6,915,022	4,610,015	—
Platinum Group Metals Ltd., 144A	189,401	—	—	—	12,717	202,118	134,388	—
Platinum Group Metals Ltd., wts., 11/15/19	75,938	—	—	—	(37,969)	37,969	7,593,795	—
Red 5 Ltd.	18,840,036	—	—	—	3,393,858	22,233,894	117,268,146	—
RTG Mining Inc.	120,699	—	—	—	(33,312)	87,387	1,769,918	—
RTG Mining Inc., 144A	163,517	—	—	—	(45,130)	118,387	2,397,790	—
RTG Mining Inc., IDR	2,766,818	—	—	—	(656,394)	2,110,424	41,087,582	—
Rubicon Minerals Corp.	—	1,002,034	—	—	(166,815)	835,219	1,330,000	—
Rubicon Minerals Corp.	3,431,843	—	—	—	834,148	4,265,991	6,038,900	—
	$91,074,401	$6,631,818	$(1,499,589)	$(232,274)	$7,539,343	$100,015,382		$ —
								Interest
Platinum Group Metals Ltd., cvt., 6.875%, 7/01/22	$2,206,500	$ —	$ —	$ —	$81,000	$2,287,500	3,000,000	$51,563
Total Affiliated Securities (Value is 11.0% of Net Assets)	$93,280,901	$6,631,818	$(1,499,589)	$(232,274)	$7,620,343	$102,302,882		$51,563

[a]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
[b]As of October 31, 2019, no longer an affiliate.
*In U.S. dollars unless otherwise indicated.
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Franklin Gold And Precious Metals Fund
Notes to Statements of Investments (unaudited)
6.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended October 31, 2019, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.56%	$4,722	$90,427,402	$(74,050,520)	$ —	$ —	$16,381,604	16,381,604	$40,805
7.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2019, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Diversified Metals & Mining	$33,940,863	$—	$1,228,551[c]	$35,169,414
Gold	749,333,242	—	6,989,697	756,322,939
Silver	22,073,019	—	623,951	22,696,970
All Other Equity Investments	93,282,810	—	—	93,282,810
Convertible Bonds	—	2,287,500	—	2,287,500
Short Term Investments	16,381,604	—	—	16,381,604
Total Investments in Securities	$915,011,538	$2,287,500	$8,842,199	$926,141,237

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common stocks as well as other equity interests.
[c]Includes securities determined to have no value at October 31, 2019.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
8.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
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Franklin Gold And Precious Metals Fund
Notes to Statements of Investments (unaudited)
Abbreviations
Currency
CAD	Canadian Dollar
USD	United States Dollar
Selected Portfolio
ADR	American Depositary Receipt
IDR	International Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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